Derivatives - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 05, 2024	May 08, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net gain (loss) related to the fair value hedge	$ 1,620,000
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net gain (loss) related to the fair value hedge	$ 1,620,000
Interest Rate Swap | 2027 Notes | Debt Instrument Tranche One
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fixed interest rate (as a percent)			7.12%
Basis spread on variable rate (as a percent)			2.5975%
Notional Amount			$ 225,000,000
Interest Rate Swap | 2027 Notes | Debt Instrument Tranche Two
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fixed interest rate (as a percent)			7.12%
Basis spread on variable rate (as a percent)			2.644%
Notional Amount			$ 75,000,000
Interest Rate Swap | 2029 Notes | Debt Instrument Tranche One
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fixed interest rate (as a percent)		6.046%
Basis spread on variable rate (as a percent)		2.7875%
Notional Amount		$ 350,000,000
Interest Rate Swap | 2029 Notes | Debt Instrument Tranche Two
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fixed interest rate (as a percent)		6.046%
Basis spread on variable rate (as a percent)		2.77%
Notional Amount		$ 150,000,000